Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000244336 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244336 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244336 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244336 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244336 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244336 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244336 [Member] | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244336 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244336 [Member] | New York Times The Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244336 [Member] | BJs Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244336 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000244336 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000244336 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244336 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000244336 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000244336 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000244336 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000244336 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244336 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244336 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000244332 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244332 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244332 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244332 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244332 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244332 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244332 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244332 [Member] | TJX Cos The Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244332 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244332 [Member] | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000244332 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000244332 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000244332 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244332 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244332 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000244332 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000244332 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000244332 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000244332 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244332 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244332 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000244332 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244332 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244332 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244332 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244332 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244332 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244332 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244332 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244332 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244332 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000244333 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244333 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244333 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244333 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244333 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244333 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244333 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244333 [Member] | TJX Cos The Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244333 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244333 [Member] | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000244333 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000244333 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000244333 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244333 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244333 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000244333 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000244333 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000244333 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000244333 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244333 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244333 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000244333 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244333 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244333 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244333 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244333 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244333 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244333 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244333 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244333 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244333 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	55.50%